Goodwill and Intangibles Goodwill and Intangibles (Goodwill) (Details) - USD ($)		12 Months Ended
	Dec. 04, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Impairment Loss		$ 0	$ 0
Beginning balance		116,000,000
Acquisitions		2,454,000,000
Ending balance		2,570,000,000	116,000,000
L&S [Member]
Goodwill [Line Items]
Beginning balance		116,000,000
Acquisitions		0
Ending balance		116,000,000	116,000,000
G&P [Member]
Goodwill [Line Items]
Beginning balance		0
Acquisitions		2,454,000,000
Ending balance		$ 2,454,000,000	$ 0
MarkWest [Member]
Goodwill [Line Items]
Ending balance	$ 2,454,000,000
Effective date of acquisition	Dec. 04, 2015